Segment Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Non-current operating assets	$ 42,333,048	$ 45,807,961
Middle East [Member]
Statement Line Items [Line Items]
Non-current operating assets	40,581,053	45,333,446
North Africa [Member]
Statement Line Items [Line Items]
Non-current operating assets	25,093	65,715
UK [Member]
Statement Line Items [Line Items]
Non-current operating assets	1,622,236	406,262
Asia [Member]
Statement Line Items [Line Items]
Non-current operating assets	$ 104,666	$ 2,538